Deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income
Schedule of deferred income

	2024	2023
Deferred revenue from rewards program	69,387	62,578
Deferred annual fee from reward program	-	2,762
Other deferred income	2,249	3,020
Total	71,636	68,360